Average Annual Total Returns - Service - BlackRock Advantage Large Cap Core Fund - Service Shares	Jan. 28, 2021
Average Annual Return:
1 Year	19.56%
5 Years	14.20%
10 Years	12.65%
After Taxes on Distributions
Average Annual Return:
1 Year	18.08%
5 Years	11.23%
10 Years	11.09%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.25%
5 Years	10.54%
10 Years	10.12%